Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.3%
Issuer	Shares	Value ($)
Communication Services 14.0%
Entertainment 1.1%
Electronic Arts, Inc.	393,375	55,890,720
Interactive Media & Services 12.9%
Alphabet, Inc., Class A(a)	60,551	142,506,778
Alphabet, Inc., Class C(a)	88,946	214,370,534
Facebook, Inc., Class A(a)	780,123	253,602,385
Match Group, Inc.(a)	422,661	65,778,731
Total		676,258,428
Total Communication Services		732,149,148
Consumer Discretionary 18.5%
Automobiles 1.8%
Tesla Motors, Inc.(a)	132,777	94,197,315
Internet & Direct Marketing Retail 9.4%
Amazon.com, Inc.(a)	114,948	398,572,994
Etsy, Inc.(a)	238,911	47,493,118
Wayfair, Inc., Class A(a)	164,813	48,713,778
Total		494,779,890
Multiline Retail 1.0%
Target Corp.	260,082	53,904,595
Specialty Retail 3.3%
Home Depot, Inc. (The)	313,940	101,612,960
TJX Companies, Inc. (The)	1,027,207	72,931,697
Total		174,544,657
Textiles, Apparel & Luxury Goods 3.0%
NIKE, Inc., Class B	758,132	100,543,466
VF Corp.	626,980	54,961,067
Total		155,504,533
Total Consumer Discretionary		972,930,990
Consumer Staples 1.8%
Household Products 1.8%
Procter & Gamble Co. (The)	717,576	95,738,990
Total Consumer Staples		95,738,990
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.5%
Biotechnology 3.9%
AbbVie, Inc.	912,426	101,735,499
BioMarin Pharmaceutical, Inc.(a)	258,916	20,174,735
Exact Sciences Corp.(a)	218,046	28,742,824
Novavax, Inc.(a)	86,430	20,477,860
Vertex Pharmaceuticals, Inc.(a)	148,227	32,343,131
Total		203,474,049
Health Care Equipment & Supplies 3.3%
Danaher Corp.	225,501	57,263,724
Medtronic PLC	410,477	53,739,649
Stryker Corp.	233,713	61,380,045
Total		172,383,418
Health Care Providers & Services 1.3%
Humana, Inc.	158,177	70,426,727
Health Care Technology 1.2%
Veeva Systems Inc., Class A(a)	234,215	66,154,027
Life Sciences Tools & Services 3.3%
10X Genomics, Inc., Class A(a)	184,470	36,488,166
Charles River Laboratories International, Inc.(a)	194,520	64,668,174
IQVIA Holdings, Inc.(a)	298,226	69,990,660
Total		171,147,000
Pharmaceuticals 3.5%
Eli Lilly & Co.	496,210	90,692,302
Horizon Therapeutics PLC(a)	259,168	24,522,476
Johnson & Johnson	425,409	69,226,806
Total		184,441,584
Total Health Care		868,026,805
Industrials 3.6%
Building Products 1.1%
Trane Technologies PLC	319,904	55,608,912
Electrical Equipment 1.1%
AMETEK, Inc.	431,874	58,272,759
Columbia Large Cap Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 1.4%
Union Pacific Corp.	330,285	73,352,996
Total Industrials		187,234,667
Information Technology 43.5%
Electronic Equipment, Instruments & Components 1.1%
Zebra Technologies Corp., Class A(a)	116,321	56,734,405
IT Services 9.0%
Fidelity National Information Services, Inc.	368,029	56,271,634
Fiserv, Inc.(a)	469,922	56,447,031
PayPal Holdings, Inc.(a)	518,477	135,991,332
Twilio, Inc., Class A(a)	169,135	62,207,853
Visa, Inc., Class A	695,809	162,513,150
Total		473,431,000
Semiconductors & Semiconductor Equipment 8.0%
Applied Materials, Inc.	634,015	84,140,131
Broadcom, Inc.	214,097	97,671,051
Enphase Energy, Inc.(a)	251,339	34,998,956
NVIDIA Corp.	248,040	148,918,255
NXP Semiconductors NV	267,938	51,580,744
Total		417,309,137
Software 17.7%
Adobe, Inc.(a)	233,301	118,596,230
Atlassian Corp. PLC, Class A(a)	256,335	60,894,943
Autodesk, Inc.(a)	227,516	66,414,196
Bill.com Holdings, Inc.(a)	249,232	38,538,744
Common Stocks (continued)
Issuer	Shares	Value ($)
Crowdstrike Holdings, Inc., Class A(a)	274,544	57,245,169
Intuit, Inc.	198,260	81,714,842
Microsoft Corp.(b)	1,467,536	370,083,228
ServiceNow, Inc.(a)	158,591	80,305,725
VMware, Inc., Class A(a)	350,670	56,398,256
Total		930,191,333
Technology Hardware, Storage & Peripherals 7.7%
Apple, Inc.	3,087,899	405,935,202
Total Information Technology		2,283,601,077
Real Estate 1.4%
Equity Real Estate Investment Trusts (REITS) 1.4%
Equinix, Inc.	99,622	71,803,553
Total Real Estate		71,803,553
Total Common Stocks (Cost $2,504,029,546)		5,211,485,230

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.054%(c),(d)	21,443,554	21,441,410
Total Money Market Funds (Cost $21,442,374)		21,441,410
Total Investments in Securities (Cost: $2,525,471,920)		5,232,926,640
Other Assets & Liabilities, Net		16,029,194
Net Assets		5,248,955,834

At April 30, 2021, securities and/or cash totaling $3,732,264 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	126	06/2021	USD	26,298,720	402,382	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2021.
2	Columbia Large Cap Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.054%
	84,772,073	883,582,716	(946,913,722)	343	21,441,410	(3,086)	45,447	21,443,554
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT174_07_L01_(06/21)